Summary of Significant Accounting Policies - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Supplemental Cash Flow Information [Abstract]
Income taxes paid	$ 1,555	$ 1,947	$ 3,882
Income tax refunds	(596)	(4,251)	(394)
Interest paid	12,331	11,065	6,737
Noncash investing and financing activities:
Exchange of 4.25% Convertible Notes for 8.0% Convertible Notes		55,500
Contingent consideration on sale of discontinued operations		4,244
Receivable on sale of discontinued operations			2,638
Accrued capital additions	$ 1,427	$ 1,186	$ 774